Other operating expenses	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Operating Expense [Abstract]
Other operating expenses
13 Other operating expenses

	2025		2024		2023

	Insurance related	Non-Insurance related	Insurance related	Non-Insurance related	Insurance related	Non-Insurance related

Policyholder claims and benefits	(6,258)	-	(6,520)	-	(6,965)	-

Onerous contract losses (and reversals)	(1,132)	-	(1,111)	-	(1,081)	-

Commissions	(1,533)	(928)	(1,449)	(937)	(1,403)	(1,069)

Handling and clearing fees	-	(27)	-	(30)	-	(32)

Right-of-use assets – interest expense	-	(6)	-	(6)	-	(7)

Employee expenses	(567)	(1,285)	(620)	(1,198)	(604)	(1,107)

Administration expenses	(523)	(684)	(500)	(785)	(551)	(780)

Deferred transaction expenses	-	43	-	35	-	29

Amortization of deferred expenses	-	(23)	-	(22)	-	(21)

Amortization of other intangibles	-	(18)	-	(17)	-	(13)

Total	(10,012)	(2,928)	(10,200)	(2,961)	(10,604)	(3,000)

Amounts attributed to acquisition cash flows	1,151		983	-	956	-

Amortization of acquisition cash flows	(538)		(553)	-	(558)	-

Amortization of acquisition cash flows PAA	(24)		(20)	-	(19)	-

Total other operating expenses	(9,423)	(2,928)	(9,790)	(2,961)	(10,226)	(3,000)

Employee expenses	2025	2024	2023

Salaries	(1,189)	(1,205)	(1,131)

Post-employment benefit costs	(133)	(127)	(125)

Social security charges	(119)	(118)	(107)

Other personnel costs	(352)	(310)	(294)

Shares	(59)	(58)	(54)

Total	(1,852)	(1,818)	(1,711)

Included in employee expenses:

Defined contribution expenses	(61)	(61)	(57)
Other operating expenses that arise directly from or can be allocated to the fulfillment of insurance contracts or investment contracts with discretionary participation features are considered insurance service expenses and recognized in the income statement as services under the contract are provided (see note
7 Insurance service expenses
). Other operating expenses that do not meet the definition of fulfillment cash flows, including unexpected amounts of waste labor and other resources (e.g.
start-up
costs of new businesses), are expensed when incurred.
Short-term incentive compensation
Certain Aegon employees, including the Executive Director and a small number of senior management, receive short-term incentive (STI) compensation, based on Aegon’s performance, the employee’s unit performance and individual performance against predefined financial and nonfinancial performance metrics and targets, as well as the continued employment of the employee. While most participants are paid in cash after the one-year
performance period, selected senior employees will be paid partially in cash and partially in Aegon shares. The grant price of these shares is equal to the volume-weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period from December 15 preceding the plan year and January 15 of the plan year. The shares component of STI is deferred for two years, or for three years when the employee is classified as a Material Risk Taker in accordance with BMA Insurance Code of Conduct or other regulatory directives as applicable to their sector and location. These shares vest after the Board of Directors adopt the Company’s Annual Accounts following the last deferral year. Employees are not eligible to receive a dividend during the deferral period of STI awards. In exceptional cases, the short-term incentive may be adjusted downwards before allocation or pay-out
(malus) or after
pay-out
(claw back), taking into account the outcomes of an
ex-ante
or
ex-post
risk assessment.
Long-term incentive compensation
Beginning in 2024, the Executive Director and select senior management may participate in a long-term incentive (LTI) plan designed to align with shareholder interests. This performance-based restricted stock plan is settled in Aegon shares after a three-year performance period. The grant price of these shares is equal to the volume-weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding the plan year and January 15 of the plan year. Dividend equivalents are accumulated and paid after the performance period. The awarded

LTI shares shall vest and be released following the adoption of the company’s Annual Accounts by the Board of Directors, following the last performance year. For the Executive Director, the paid-out
shares are subject to an additional
two-year
holding period that continues post-employment, during which time they cannot be sold. In exceptional cases, the long-term incentive may be adjusted downwards before allocation or pay-out
(malus) or after
pay-out
(claw back), after considering the outcomes of an
ex-ante
or
ex-post
risk assessment.
Shares as fixed compensation
Selected Executive Committee members and other senior employees receive part of their fixed compensation in Aegon shares, in addition to cash. The grant price of these shares is equal to the volume-weighted average price (VWAP) on Euronext Amsterdam during the period between December 15 preceding the plan year through January 15 of the plan year. Once allocated, these shares are unconditional and not tied to continued employment. They vest following Board approval of the Annual Accounts for the last financial year in the performance period. In the former case, these paid-out
shares are subject to an additional holding period of three years, while in the latter case, there is no holding period after payout. During the holding period (if applicable), the employee is not allowed to sell these shares. No dividends are paid during the deferral period.
Shares for
Non-Executive
Directors
Non-Executive
Directors receive around 75% of their annual Board fee in cash and 25% in fixed Aegon shares. The grant price of these shares is equal to the volume-weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period from December 15 preceding the plan year to January 15 of the plan year.
These shares vest after the completion of the calendar year. Dividend equivalents accrued during the calendar year are payable as additional Aegon shares at the time of vesting, with no dependence on any performance condition. Shares are not forfeited when the Board membership of a
Non-Executive
Director ends before vesting. Shares granted to
Non-Executive
Directors do not have a holding period or a deferral period.
Shares as part of a
sign-on
arrangement
Employees may receive a
sign-on
package in cash and Aegon shares, in line with the applicable rules and regulations. Allocated shares are conditional on continued employment and typically cliff-vest after one, two, and three years.
Payout occurs only after Board approval of the Annual Accounts following the final deferral year. No dividends are paid during the deferral period.
The overview below shows the cumulative number of shares and their status across long-term and short-term incentive plans, fixed compensation, and sign-on
arrangements.

Number of shares per plan year	2021	2022	2023	2024	2025	Total

Conditionally granted 1	9,449,451	7,495,307	7,932,942	8,145,463	7,941,585	40,964,748

Allocated 2	13,297,242	10,953,082	10,831,102 3	8,357,507 4	600,544 5	44,039,477

1	The at-target number of shares that were conditionally granted as variable compensation for the plan year.
2	The allocated number of shares as variable compensation based on the actual performance during the plan year.
3
The number of allocated shares for 2023 has been updated to reflect the final shares allocation which became available after the publication date of the annual report 2023. In 2023, the annual report only reflected shares as part of fixed compensation and/or sign-on
arrangements for a total of 1,511,212 shares.

4
The number of allocated shares for 2024 has been updated to reflect the share allocation from the
1-year
performance period share plans which became available after the publication date of the annual report 2024. In 2024, the annual report only reflected shares as part of fixed compensation and/or sign-on
arrangements for a total of 893,378 shares. 795,239 shares remain conditionally granted for the 2024 plan year; these are scheduled to be allocated in 2027 following completion of the
3-year
performance period.

5	The number of allocated shares for 2025 only reflect the shares as part of fixed compensation and/or sign-on arrangements.

Number of shares per plan year
	2021	2022	2023	2024	2025	Total

Unvested on January 1, 2023	13,787,592	9,447,642	-	-	-	23,235,234

Conditionally granted as variable compensation 1	-	-	7,932,942	-	-	7,932,942

Allocated 2	(16,864)	1,321,701	1,511,212	-	-	2,816,049

Forfeited	(437,677)	(182,796)	(49,968)	-	-	(670,441)

Vested	(747,687)	(663,161)	(31,033)	-	-	(1,441,881)

Unvested on December 31, 2023	12,585,364	9,923,386	9,363,153	-	-	31,871,903

Conditionally granted as variable compensation 1	-	-	-	8,145,463	-	8,145,463

Allocated 2	3,784	19,342	1,386,948	893,378	-	2,303,452

Forfeited	(177,945)	(132,531)	(246,640)	-	-	(557,116)

Vested	(5,908,686)	(700,538)	(154,181)	(27,802)	-	(6,791,207)

Unvested on December 31, 2024	6,502,517	9,109,659	10,349,280	9,011,039	-	34,972,495

Conditionally granted as variable compensation 1	-	-	-	-	7,941,585	7,941,585

Allocated 2	-	-	3,303	113,905	600,544	717,752

Forfeited	-	(51,727)	(133,432)	(144,205)	-	(329,364)

Vested	(6,502,517)	(4,199,782)	(82,469)	(252,971)	(9,337)	(11,047,076)

Unvested on December 31, 2025	-	4,858,150	10,136,682	8,727,768	8,532,792	32,255,392

Grant price (in EUR) 3	3.293	4.491	4.833	5.262	5.771

Fair value of shares at grant date (in EUR) 4	1.625 to 3.978	3.341 to 5.061	3.555 to 4.524	3.7100 to 6.3268	3.7060 to 6.9861

1	The at-target number of shares that were conditionally granted as variable compensation for the plan year.
2
Shares that are already allocated during a plan year are a combination of shares as part of fixed compensation or a sign-on
arrangement (e.g. the 600,544 shares allocated during the calendar year 2025 in relation to the 2025 plan year). Shares that are allocated in the calendar year after a plan year, concern the difference between the conditionally granted shares for that plan year and the actual number of shares that have been allocated as variable compensation (e.g. the 113,905 share correction during 2025 for the 2024 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2025, a correction of 3,303 shares was made in relation to the 2023 plan year).

3
This is the volume weighted-average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2025 plan year, this is the VWAP for the period December 15, 2024 to January 15, 2025.

4
These fair values are adjusted for expected dividend (when the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable).

Aegon applies a net settlement option for participants in order to meet their income tax obligations when their shares are paid out. This means that Aegon will not sell shares on the market but hold these shares within Aegon and settle directly with the tax authorities in cash.